Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 79,865,999	$ 42,557,621
Trade and other receivables	2,116,799	8,158,174
Inventory	2,184,043	1,383,904
Prepayments	710,780	1,700,788
Escrow reserves	4,282,898	1,452,187
Assets classified as held for sale		2,044,673
Total current assets	89,160,519	57,297,347
Non-current assets [abstract]
Property, plant and equipment	174,853,351	149,310,343
Right-of-use assets	5,687,638	6,356,771
Intangible assets and goodwill	11,975,024	11,975,024
Other assets	1,242,737	1,156,056
Total non-current assets	193,758,750	168,798,194
Total assets	282,919,269	226,095,541
Current liabilities
Trade and other payables	13,320,923	8,524,141
Contract liabilities	146,475	126,056
Lease liabilities	577,803	522,297
Derivative financial instruments	7,225,149	5,368,624
Borrowings	62,070,139	31,668,810
Current tax liabilities	218,833	31,966
Total current liabilities	83,559,322	46,241,894
Non-current liabilities
Contract liabilities		3,000,000
Lease liabilities	5,910,316	6,488,119
Borrowings	31,778,559	32,775,271
Total non-current liabilities	37,688,875	42,263,390
Total liabilities	121,248,197	88,505,284
Net assets	161,671,072	137,590,257
EQUITY
Contributed equity	485,478,860	367,537,075
Reserves	28,587,379	29,723,162
Accumulated losses	(352,395,167)	(259,669,980)
Total equity	$ 161,671,072	$ 137,590,257